SHORT-TERM AND LONG-TERM DEBT (TABLES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Debt Due Within One Year

June 30	2011	2010
DEBT DUE WITHIN ONE YEAR
Current portion of long-term debt	$2,994	$564
Commercial paper	6,950	7,838
Other	37	70
TOTAL	9,981	8,472

Short-term weighted average interest rates(1)	0.9%	0.4%

(1)	Weighted average short-term interest rates include the effects of interest rate swaps discussed in Note 5.

Long-term Debt

June 30	2011	2010
LONG-TERM DEBT
1.35% USD note due August 2011	$1,000	$1,000
4.88% EUR note due October 2011	1,451	1,221
1.38% USD note due August 2012	1,250	1,250
Floating rate note due November 2012	500	—
3.38% EUR note due December 2012	2,031	1,710
4.50% EUR note due May 2014	2,176	1,832
4.95% USD note due August 2014	900	900
3.50% USD note due February 2015	750	750
0.95% JPY note due May 2015	1,243	1,129
3.15% USD note due September 2015	500	500
1.80% USD note due November 2015	1,000	—
4.85% USD note due December 2015	700	700
5.13% EUR note due October 2017	1,596	1,344
4.70% USD note due February 2019	1,250	1,250
4.13% EUR note due December 2020	871	733
9.36% ESOP debentures due 2011-2021(1)	808	854
4.88% EUR note due May 2027	1,451	1,221
6.25% GBP note due January 2030	805	753
5.50% USD note due February 2034	500	500
5.80% USD note due August 2034	600	600
5.55% USD note due March 2037	1,400	1,400
Capital lease obligations	407	401
All other long-term debt	1,838	1,876
Current portion of long-term debt	(2,994)	(564)
TOTAL	22,033	21,360

Fair value of long-term debt	23,418	23,072
Long-term weighted average interest rates(2)	3.4%	3.6%

(1)	Debt issued by the ESOP is guaranteed by the Company and must be recorded as debt of the Company as discussed in Note 8.

(2)	Weighted average long-term interest rates include the effects of interest rate swaps and net investment hedges discussed in Note 5.

Long-Term Debt Maturities	Long-term debt maturities during the next five years are as follows:

June 30	2012	2013	2014	2015	2016
Debt maturities	$2,994	$3,839	$2,229	$3,021	$2,300